Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2016
Merck Sharp And Dohme Corp [Member]
Related Party Transaction [Line Items]
Research and development agreement description					Under the agreement, Merck provided access to its archive of over 200,000 bacterial pathogens. The Company is initially performing molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of its rapid diagnostic products. Merck gains access to the high-resolution genotype data for the isolates as well as access to the Acuitas Lighthouse informatics to support internal research and development programs.			Under the agreement, Merck will provide access to its archive of over 200,000 bacterial pathogens. OpGen will initially perform molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of OpGen’s rapid diagnostic products. Merck will gain access to the high-resolution genotype data for the isolates as well as access to OpGen’s Acuitas Lighthouse informatics to support internal research and development programs.
Maximum required amount to expend for procurement of materials										$ 175,000
Healthcare Services And Solutions Llc [Member]
Related Party Transaction [Line Items]
Related party transaction, maximum amount of agreement		$ 150,000
Related party transaction, amount recognized	$ 135,000	135,000						$ 135,000
Supply Agreement [Member]
Related Party Transaction [Line Items]
Contractual agreement period					5 years			5 years
Additional contractual agreement period					5 years			5 years
Contractual agreement maturity date					Mar. 17, 2018			Mar. 17, 2018
Contractual agreement description					The initial term of the Fluidigm Agreement is five years. Both parties have the ability to extend the term for an additional five years. Under the expanded Supply Agreement, the term was extended until March 17, 2018, and the Company has the right to extend the term of the Supply Agreement for up to two additional three-year terms.			The initial term of the Fluidigm Agreement is five years. Both parties have the ability to extend the term for an additional five years. Under the expanded Supply Agreement, the term was extended until March 17, 2018, and the Company has the right to extend the term of the Supply Agreement for up to two additional three-year terms.
Related party transaction, expenses from transactions with related party			$ 30,200	$ 0	$ 74,921	$ 160,089		$ 183,713	$ 295,442
Related party transaction, purchases from related party			19,760	23,624	110,239	91,399		91,399	370,539
Payments to acquire equipment on lease			15,683	$ 45,106	76,199	$ 135,319		175,475	$ 119,919
Research And Development Expense [Member] | Merck Sharp And Dohme Corp [Member]
Related Party Transaction [Line Items]
Procurement costs recognized			$ 0		$ 113,907		$ 146,177	$ 32,270
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Related Party Transaction [Line Items]
Concentration risk, percentage						11.00%		25.00%	25.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Healthcare Services And Solutions Llc [Member]
Related Party Transaction [Line Items]
Concentration risk, percentage	25.00%
Accounts receivable from related party	$ 135,000	$ 135,000						$ 135,000
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Related Party Transaction [Line Items]
Concentration risk, percentage				11.00%
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Hitachi High Technologies Corporation [Member]
Related Party Transaction [Line Items]
Concentration risk, percentage								10.00%	11.00%